Debt - 8.50% Senior Notes due 2019 (Details) - AV Homes Inc [Member] - USD ($) $ in Millions	Oct. 02, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	May 18, 2017
Debt
Stated interest rate (percent)	6.00%
6.625% Senior Notes Due 2022
Debt
Stated interest rate (percent)			6.625%	6.625%
Senior Notes
Debt
Stated interest rate (percent)					101.00%
Senior Notes | 6.625% Senior Notes Due 2022
Debt
Stated interest rate (percent)		6.625%			6.625%
Aggregate principal amount					$ 400.0